Accruals and Other Payables	12 Months Ended
Dec. 31, 2024
Accruals and Other Payables [Abstract]
ACCRUALS AND OTHER PAYABLES
8.	ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Accrued operating expenses	1,140,503	347,864	44,783
Accrued rental expenses	191,897	220,830	28,429
Accrued audit fees	1,419,734	153,698	19,787
Accrued listing expenses	943,496	—	—
Provision for sales commissions	3,051,217	1,600,643	206,064
Provision for long service payments and staff benefits	1,521,062	468,236	60,280
Payroll payables	47,542	—	—
Others	456,711	558,594	71,912
Total	8,772,162	3,349,865	431,255